Long-term Debt (Details) $ in Thousands					12 Months Ended
	Dec. 24, 2020 USD ($)	Oct. 01, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Sep. 20, 2017 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ (350)
Maximum total net leverage ratio					3.5	3.5
Minimum fixed charge coverage ratio					1.25	1.25
Minimum
Debt Instrument [Line Items]
Percentage of commitment fee payable periodically		0.25%
Maximum
Debt Instrument [Line Items]
Percentage of commitment fee payable periodically		0.40%
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 15,000		$ 5,000			$ 3,000
Old Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount							30,000
Old Revolving Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 7,000
Prior Credit Facilities
Debt Instrument [Line Items]
Installment amount				$ 100
Debt instrument periodic payment frequency				quarterly
Repayments of Debt			$ 73,600
Prior Credit Facilities | LIBOR
Debt Instrument [Line Items]
Spread rate				3.75%
Prior Term Loan
Debt Instrument [Line Items]
Aggregate principal amount				$ 55,000
Prior Delayed Draw Term Loan
Debt Instrument [Line Items]
Aggregate principal amount				20,000
Prior Revolver
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 20,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		150,000
Loss on extinguishment of debt		$ (400)
Proceeds from line of credit facility			$ 90,000
Outstanding amount					$ 22,000
Payments for line of credit facility	$ 68,000
New Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Spread rate		2.25%
New Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 15,000